FINANCIAL RISK MANAGEMENT - Capital Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Shareholders’ equity		$ 672,725	$ 774,022	$ 863,418
Credit Facilities		47,763	52,066
Adjusted working capital deficiency		20,740	23,926
Subtotal		68,503	75,992
Second Lien Notes		137,097	0
Senior notes		196,000	305,409
Net debt		401,600	381,401
Convertible Debentures (liability component)		41,732	39,426
Total net debt at year end		443,332	420,827
Unrealized gain (loss) on foreign exchange		(18,617)	22,165	9,939
Unrealized gain (loss) on foreign exchange contracts		3,422	(3,867)	$ (2,021)
Capital Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjusted funds flow (annualized)		$ 62,032	$ 62,800
Net debt to periods adjusted funds flow ratio (annualized)		6.5	6.1
Total net debt to periods adjusted funds flow ratio (annualized)		7.1	6.7
Adjusted funds flow for the year		$ 48,025	$ 58,240
Net debt to adjusted funds flow ratio for the year		8.4	6.5
Total net debt to adjusted funds flow ratio for the year		9.2	7.2
Scenario Forecast | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net capital budget	$ 40,000
Scenario Forecast | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net capital budget	$ 50,000